Shareholder Report, Line Graph (Details) - USD ($)								8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2024	Jan. 23, 2024	Sep. 16, 2023	Sep. 13, 2022	Jun. 28, 2022	May 24, 2022	Feb. 15, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
C000231820
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index			BondBloxx USD High Yield Bond Industrial Sector ETF
Account Value							$ 10,000	$ 11,366	$ 11,366	$ 11,366	$ 9,857	$ 9,319
C000231821
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index			BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Account Value							$ 10,000	10,656	10,656	$ 10,656	9,185	9,104
C000231819
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index			BondBloxx USD High Yield Bond Healthcare Sector ETF
Account Value							$ 10,000	10,767	10,767	$ 10,767	8,935	8,481
C000231818
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index			BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Account Value							$ 10,000	11,310	11,310	$ 11,310	9,675	9,135
C000231817
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index			BondBloxx USD High Yield Bond Energy Sector ETF
Account Value							$ 10,000	11,647	11,647	$ 11,647	10,369	9,716
C000231815
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index			BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Account Value							$ 10,000	11,189	11,189	$ 11,189	9,722	9,004
C000231816
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index			BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Account Value							$ 10,000	11,189	11,189	$ 11,189	9,768	9,268
C000243215
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index							BondBloxx USD High Yield Bond Sector Rotation ETF
Account Value			$ 10,000					11,257	11,257	$ 11,257	9,810
C000234989
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index				BondBloxx BB Rated USD High Yield Corporate Bond ETF
Account Value						$ 10,000		11,674	11,674	$ 11,674	10,217	9,793
C000234988
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index				BondBloxx B Rated USD High Yield Corporate Bond ETF
Account Value						$ 10,000		11,937	11,937	$ 11,937	10,382	9,855
C000234990
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index				BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Account Value						$ 10,000		12,915	$ 12,915	$ 12,915	10,488	9,741
C000243310
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index							BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Account Value		$ 10,000						10,447	$ 10,447	10,447
C000243312
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index							BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Account Value		$ 10,000						10,496	$ 10,496	10,496
C000243311
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index							BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Account Value		$ 10,000						10,337	$ 10,337	$ 10,337
C000236606
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global-Aggregate Total Return Index Value Hedged USD					BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Account Value					$ 10,000			12,132	12,132	$ 12,132	10,440	9,622
C000237706
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Account Value				$ 10,000				11,040	11,040	$ 11,040	10,474	10,018
C000237704
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Account Value				$ 10,000				10,953	10,953	$ 10,953	10,380	9,980
C000237710
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Account Value				$ 10,000				10,773	10,773	$ 10,773	10,184	9,910
C000237708
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Account Value				$ 10,000				10,705	10,705	$ 10,705	10,070	9,856
C000237703
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Account Value				$ 10,000				10,540	10,540	$ 10,540	9,770	9,725
C000237705
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Account Value				$ 10,000				10,273	10,273	$ 10,273	9,412	9,608
C000237707
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Account Value				$ 10,000				10,056	10,056	$ 10,056	8,986	9,383
C000237709
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index						BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Account Value				$ 10,000				$ 8,996	8,996	$ 8,996	$ 7,653	$ 8,769
C000248003
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index							BondBloxx IR+M Tax-Aware Short Duration ETF
Account Value	$ 10,000							$ 10,275	$ 10,275	$ 10,275